OTHER ADMINISTRATIVE EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Outsourced services	R$ (5,063,242)	R$ (4,621,396)	R$ (4,518,109)
Communication	(667,275)	(859,605)	(1,067,495)
Data processing	(2,485,590)	(2,245,256)	(2,159,413)
Advertising and marketing	(1,178,882)	(1,094,300)	(1,704,618)
Asset maintenance	(1,394,827)	(1,361,129)	(1,340,683)
Financial system	(1,456,682)	(1,625,586)	(1,561,041)
Rental	(138,169)	(50,968)	(116,775)
Security and surveillance	(535,032)	(588,602)	(582,261)
Transport	(700,702)	(747,356)	(774,405)
Water, electricity and gas	(343,500)	(332,342)	(346,564)
Advances to FGC (Deposit Guarantee Association)	(812,561)	(783,854)	(714,721)
Supplies	(140,124)	(122,965)	(112,857)
Travel	(142,942)	(108,158)	(68,239)
Other	(1,523,438)	(1,744,743)	(1,507,429)
Total	R$ (16,582,966)	R$ (16,286,260)	R$ (16,574,610)